Share-based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement, Noncash Expense [Abstract]
SHARE-BASED COMPENSATION
NOTE 11:-	SHARE-BASED COMPENSATION

On July 1, 2026, the Board of Directors of the Company (the “Board of Directors”) approved the Maris-Tech Ltd. Amended and Restated 2021 Equity Incentive Plan (the “Amended and Restated Plan”), which amended and restated the Maris-Tech Ltd. 2021 Share Option Plan, as amended, to, among other things, change the name of the plan, revise the share reserve provision to provide that the number of Ordinary Shares available for issuance under the Amended and Restated Plan shall be determined by resolution of the Board of Directors from time to time, and expand the types of equity awards available under the Amended and Restated Plan to include restricted shares and restricted share units and make certain related and administrative revisions. Pursuant to the provisions of the Amended and Restated Plan, on July 1, 2026, the Board of Directors approved an increase in the number of Ordinary Shares reserved for the issuance of awards under the Amended and Restated Plan from 800,000 shares as previously authorized under the Amended and Restated Plan to 2,300,000 shares.

Share-based compensation was recorded in the following items within the statements of operations:

	Six months ended June 30,
	2026	2025
	Unaudited

Cost of revenues	$5,434	$13,055
Research and development, net	7,662	20,813
Sales and marketing	2,737	11,207
General and administrative	47,870	36,888

Total expenses	$63,703	$81,963

A summary of the share option activity for the six months ended June 30, 2026 is as follows:

	Number of options	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2026	639,756	$1.15	2.53	$6,398

Exercise	19,899	1.05		$19,302
Forfeited	45,767	1.02

Options outstanding as of June 30, 2026	574,090	$1.16	2.08	$(103,926)

Options exercisable as of June 30, 2026	374,586	$1.04	1.76	$(20,881)

As of June 30, 2026, the Company had 199,504 unvested options. As of June 30, 2026, the unrecognized compensation cost related to all unvested options of $183,202 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 1.67 years.